Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (loss) on trading of commodity contracts:
Realized gain (loss) on closed positions	$ 881,958	$ (200,091)	$ (2,335,648)
Change in unrealized gain (loss) on open positions	(280,669)	432,476	(36,306)
Realized gain (loss) on investment in Global Diversified Managed Futures Portfolio LLC	0	(12,749)	0
Foreign currency transaction gain (loss)	(82,790)	(23,147)	(27,149)
Total Trading gain (loss)	518,499	196,489	(2,399,103)
Net investment income (loss):
Interest income	22,022	199,885	207,562
Realized gain (loss) on fixed income securities	(51,697)	(114,591)	(202,071)
Change in unrealized gain (loss) on fixed income securities	36,503	(34,582)	126,325
Total net investment gain (loss)	6,828	50,712	131,816
Expenses:
Advisory fees	0	28,101	51,521
Management fees	282,920	356,452	481,644
Incentive fees	211,404	118,791	29,872
Ongoing offering expenses	57,000	46,500	37,640
Operating expenses	433,250	438,000	566,360
Total expenses	1,526,517	1,777,840	2,471,069
Trading income (loss)	(1,001,190)	(1,530,639)	(4,738,356)
Non-Trading income (loss):
Interest on Non-Trading reserve	264	370	315
Collections in excess of impaired value	192,445	240,556	699,783
Legal and administrative fees	(19,882)	(256,885)	(155,913)
Management fees paid to US Bank	(146,588)	(220,905)	(290,228)
Non-Trading income (loss)	26,239	(236,864)	253,957
Net income (loss)	(974,951)	(1,767,503)	(4,484,399)
Capital Unit, Class A [Member]
Expenses:
Commissions	536,175	777,646	1,277,188
Capital Unit, Class B [Member]
Expenses:
Commissions	$ 5,768	$ 12,350	$ 26,844